Employees' Stock Option Plans (ESOP) - Schedule of Equity Settled Share Based Payment Transaction (Details)	12 Months Ended
	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options, Granted	4,372,269	6,601,609	4,414,790
2015 Plan -RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance	8,780,898	9,181,198	7,500,818
Shares arising out of options, Granted	2,660,611	3,854,176	4,340,700
Shares arising out of options, Exercised	3,783,462	2,561,218	1,864,510
Shares arising out of options, Modification to equity settled awards	871,900
Shares arising out of options, Modification to cash settled awards		1,061,820
Shares arising out of options, Forfeited and expired	482,707	631,438	795,810
Shares arising out of options, Ending balance	8,047,240	8,780,898	9,181,198
Shares arising out of options, Exercisable at the end	151,685	392,185	235,256
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 0.05	$ 0.05	$ 0.04
Weighted average exercise price, Granted | $ / shares	0.07	0.07	0.05
Weighted average exercise price, Exercised | $ / shares	0.05	0.04	0.04
Weighted average exercise price, Forfeited and expired | $ / shares	0.06	0.05	0.04
Weighted average exercise price outstanding, Ending balance | $ / shares	0.06	0.05	0.05
Weighted average exercise price, Exercisable at the end | $ / shares	$ 0.05	$ 0.03	$ 0.04
2015 Plan-ESOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance	1,100,330	1,623,176	1,933,826
Shares arising out of options, Exercised	239,272	104,796	117,350
Shares arising out of options, Modification to equity settled awards	203,026
Shares arising out of options, Modification to cash settled awards		351,550
Shares arising out of options, Forfeited and expired	14,628	66,500	193,300
Shares arising out of options, Ending balance	1,049,456	1,100,330	1,623,176
Shares arising out of options, Exercisable at the end	1,002,130	780,358	698,500
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 7.13	$ 7.46	$ 7.62
Weighted average exercise price, Exercised | $ / shares	7.21	7.26	7.35
Weighted average exercise price, Forfeited and expired | $ / shares	7.63	7.43	7.43
Weighted average exercise price outstanding, Ending balance | $ / shares	7.32	7.13	7.46
Weighted average exercise price, Exercisable at the end | $ / shares	$ 7.33	$ 7.17	$ 7.46
2019 Plan: RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance	2,091,293
Shares arising out of options, Granted	1,596,408	2,091,293
Shares arising out of options, Exercised	370,170
Shares arising out of options, Forfeited and expired	266,958
Shares arising out of options, Ending balance	3,050,573	2,091,293
Shares arising out of options, Exercisable at the end	233,050
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 0.07
Weighted average exercise price, Granted | $ / shares	0.07	$ 0.07
Weighted average exercise price, Exercised | $ / shares	0.07
Weighted average exercise price, Forfeited and expired | $ / shares	0.07
Weighted average exercise price outstanding, Ending balance | $ / shares	0.07	$ 0.07
Weighted average exercise price, Exercisable at the end | $ / shares	$ 0.07